Share Capital, Reserves and Retained Earnings - Additional Information (Detail) € / shares in Units, € in Thousands	1 Months Ended	12 Months Ended
	Jul. 30, 2022 shares	Dec. 31, 2022 EUR (€) Vote € / shares shares	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Shares authorized		55,073,045
Shares issued		55,073,045
Par value | € / shares		€ 1
Share capital | €		€ 55,073	€ 54,853	€ 54,853
Subscription of shares	220,000	220,000
Number of vote per shares owned | Vote		1
Percentage of net income retained as legal reserve		5.00%
Maximum percentage of issued share capital to retain legal reserve		20.00%
Percentage of issued share capital excess of which is distributable as dividends		20.00%
Total legal reserves | €		€ 10,971	€ 10,971	€ 10,971
Net debt to equity ratio		2.39	3.01
Natuzzi Singapore PTE. LTD. [Member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Percentage of stake related to Reserve for gain on disposal of Non-controlling interests		20.00%
Top of Range [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Net debt to equity ratio		3.20